Accounts Receivable, Net and Accounts Receivable-Related Parties, Net (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and Cash Equivalents [Abstract]
Balance, beginning of the year
Provision for doubtful accounts	617,496
Translation adjustment	(5,247)
Balance, end of the year	$ 612,249